Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash		$ 724,502	$ 56,319
Loan receivable			3,668,500
Deferred transaction costs			1,401,323
Prepaid and other current assets		478,868	155,501
Total current assets		1,203,370	5,281,643
Non-current assets:
Due from related party, non-current		126,275	126,275
Property and equipment, net		12,764	941
Total non-current assets		139,039	127,216
Total assets		1,342,409	5,408,859
Current liabilities
Accounts payable and accrued expenses		559,171	1,483,253
Accrued interest, related parties		184,869	955,119
Accrued maintenance fee			360,000
Short-term debt, related parties		1,442,500	19,973,000
Deferred underwriting fee payable		500,000
Total current liabilities		2,864,593	24,748,922
Warrant liability		123,579
Total liabilities		2,988,172	24,748,922
Commitments and Contingencies (Note 7)
Stockholders' deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding*	[1]
Common stock, $0.0001 par value; 500,000,000 shares authorized; 27,064,633 and 17,500,000 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively*	[1]	2,706	1,750
Additional paid-in capital		29,054,337	9,323,403
Accumulated deficit		(30,702,806)	(28,665,216)
Total stockholders' deficit		(1,645,763)	(19,340,063)	[1]
Total liabilities and stockholders' deficit		1,342,409	5,408,859
Non related party
Current liabilities
Due to related parties			1,782,297
Related party
Current liabilities
Due to related parties		178,053	195,253
Short-term debt, related parties		$ 1,442,500	$ 19,973,000

[1]	Shares, preferred stock amount, common stock amount and additional paid - in capital data are presented on a retroactive basis to reflect the effects of the conversion and recapitalization as a result of the Business Combination consummated on April 30, 2025.